Supplier Accounts Payable and Other Current Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Supplier Accounts And Other Current Liabilities [abstract]
Supplier accounts and related payables term	1 year
Current part of deferred revenue	€ 5,470	€ 4,360